Share-Based Compensation - Non-Performance Activity (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Options (000's)
Granted		352,674	233,454
Weighted-Average Exercise Price
Granted		$ 5.79	$ 3.34
Non-Performance Stock Options
Options (000's)
Outstanding Stock Options	568,516	233,454
Granted	70,000	352,674
Exercised	0	0
Forefeited	(333,953)	(17,612)
Outstanding Stock Options	304,563	568,516	233,454
Exercisable	38,041	76,523
Nonvested, expected to vest	266,522	491,993
Weighted-Average Exercise Price
Outstanding at the beginning of period	$ 9.15	$ 5.61
Granted	$ 1.33	$ 11.45
Exercised	$ 0.00	$ 0.00
Forfeited	$ 8.63	$ 0.00
Outstanding at the end of period	$ 7.96	$ 9.15	$ 5.61
Granted	9 years 11 months
Exercisable	$ 11.83	$ 8.70
Nonvested, expected to vest	$ 7.40	$ 9.47
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted-Average Remaining Contractual Life (Years)	8 years 9 months	9 years 3 months 18 days	10 years
Exercisable, weighted average remaining contractual term	8 years 9 months	0 years
Aggregate Intrinsic Value (000's)		$ 476
Exercisable, intrinsic value	$ 0	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested and Expected to Vest, Weighted Average Remaining Contractual Term	8 years 3 months